PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Mar. 31, 2015
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

(4)PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	March 31,
	2014	2015
	RMB	RMB
Income tax receivable	429,642	7,876,523
Deferred income tax assets (note 10)	8,429,138	9,490,107
Advances to employees	1,134,415	1,432,927
Other current assets	5,099,479	5,705,692

Total prepaid expenses and other current assets	15,092,674	24,505,249